Joshua Korff, P.C. To Call Writer Directly: (212) 446-4943 joshua.korff@kirkland.com	601 Lexington Avenue New York, New York 10022 (212) 446-4800 www.kirkland.com	Facsimile: (212) 446-4900

January 23, 2014

Via EDGAR and Hand Delivery

Mark P. Shuman

Branch Chief - Legal

Division of Corporate Finance

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	GrubHub Seamless Inc.

Draft Registration Statement on Form S-1

Submitted on December 23, 2013

CIK No. 1594109

Dear Mr. Shuman:

On behalf of GrubHub Seamless Inc., a Delaware corporation (the “Company”), this letter sets forth the Company’s responses to the comments of the staff of the Division of Corporation Finance (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”) set forth in your letter dated January 17, 2014, to Margo Drucker, Vice President and General Counsel of the Company, with respect to the above-referenced Draft Registration Statement on Form S-1 (the “Registration Statement”).

The text of the Staff’s comments has been included in this letter for your convenience and we have numbered the paragraphs below to correspond to the numbers in the Staff’s letter. For your convenience, we have also set forth the Company’s response to each of the numbered comments immediately below each numbered comment.

In addition, the Company has revised the Registration Statement in response to the Staff’s comments and is filing concurrently with this letter Amendment No. 1 to the Registration Statement (the “Amendment No. 1”), which reflects these revisions and updates and clarifies certain other information.

The Company is also separately transmitting in paper copy, pursuant to Rule 418(b) of Regulation C under the Securities Act of 1933, supplemental information requested by the Staff. The supplemental information is not to be filed with or deemed a part of the Registration Statement, and the Company has requested that the supplemental information be promptly returned to the undersigned or discarded following completion of the Staff’s review of the supplemental information. Rule 418(b) requires that supplemental information that is requested to be returned not be filed in electronic format.

Beijing    Chicago    Hong Kong    London    Los Angeles    Munich    Palo Alto    San Francisco    Shanghai    Washington, D.C.

Securities and Exchange Commission

January 23, 2014

General

1.	Staff’s Comment: We will process your filing without price ranges. Since the price range triggers a number of disclosure matters, we will need sufficient time to process the filing when it is included. Please understand that its effect on disclosure throughout the document may cause us to raise issues on areas not previously commented upon.

Response: The Company acknowledges the Staff’s comment and will include the requested information in the Registration Statement as promptly as practicable in a subsequent filing.

2.	Staff’s Comment: Prior to printing and distribution of the preliminary prospectus, please provide us with mock-ups of any pages that include any pictures or graphics to be presented. Accompanying captions, if any, should also be provided. We may have comments after reviewing the materials. For guidance, refer to our Securities Act Forms Compliance and Disclosure Interpretation 101.02.

Response: The Company acknowledges the Staff’s comment and will include the requested mock-ups of any pages that include any pictures or graphics to be presented in the Registration Statement, including any accompanying captions, as promptly as practicable in a subsequent filing.

3.	Staff’s Comment: Please provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response: In response to the Staff’s comment, the Company respectfully advises the Staff that, to date, neither it nor anyone authorized to do so on its behalf has presented any written communication, as defined in Rule 405 under the Securities Act, to potential investors in reliance on Section 5(d) of the Securities Act in connection with the proposed offering of the Company’s securities. Similarly, the Company advises the Staff that, to date, it is not aware of any research reports about the Company that have been published or distributed in reliance on Section 2(a)(3) of the Securities Act added by Section 105(a)

Securities and Exchange Commission

January 23, 2014

of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in the Company’s offering. The Company represents that to the extent that there are any written communications, as defined in Rule 405 under the Securities Act, that we, or anyone authorized to do so on our behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, or any research reports published or distributed, we will supplementally provide them to the Commission for review.

Facing Sheet

4.	Staff’s Comment: You indicate that the registration statement concerns an offering pursuant to Rule 462(b). Please revise or advise.

Response: In response to the Staff’s comment, the Company has removed the check from the box indicating the Registration Statement concerns an offering pursuant to Rule 462(b) in Amendment No. 1.

Basis of Presentation, page ii

5.	Staff’s Comment: The prospectus summary should immediately follow the inside cover page. Please move the disclaimers and explanations on pages ii through iv to a place after your risk factors section. You may wish to consider incorporating your discussion of the merger transaction as well as a brief discussion of the Seamless spinoff by Aramark into your prospectus summary.

Response: In response to the Staff’s comment, the Company has moved the disclaimers and explanations to pages 34 through 36 in Amendment No. 1.

The Company acknowledges the Staff’s comment to incorporate discussion of the Merger and the Seamless spinoff by Aramark into the prospectus summary and respectfully submits that the Merger is introduced on page 2. The Company respectfully submits that it believes that the discussion of the Seamless spinoff by Aramark is more appropriately disclosed in the “Basis of Presentation” section and the “Management’s Discussion and Analysis of Financial Condition and Results of Operations” sections.

Operating Metrics, page ii

6.	Staff’s Comment: You disclose that certain of your diners could have more than one account, and as a result, the Active Diners metric could count certain diners more than once. Please remove the word “unique” from the description of Active Diners, as it implies that diners may not be counted more than once in a given period.

Securities and Exchange Commission

January 23, 2014

Response: The Company acknowledges the Staff’s comment and respectfully submits that use of the word “unique” refers to “unique diner accounts” rather than “unique diners.” Although diners could have more than one account, each diner account is unique and is not counted more than once in a given period. Therefore, the Company respectfully submits that including “unique” with the description of diner accounts is accurate as disclosed.

Industry and Market Data, page iv

7.	Staff’s Comment: Please provide us with the relevant portions of the industry research reports you cite, such as from the 2013 Euromonitor International report. To expedite our review, please clearly mark each source to highlight the applicable portion or section containing the statistic and cross-reference it to the appropriate location in your prospectus. Also, please tell us whether any of the reports were prepared for you or your predecessors or for this offering.

Response: Concurrent with this filing, the Company is supplementally providing to the Staff, under separate cover, copies of the Euromonitor International materials cited in the Registration Statement clearly marked to highlight the portion or section that contains the relevant information and cross-referenced to the appropriate location in the Registration Statement. The Company advises the Staff that no third party reports referenced in the Registration Statement were prepared for the Company or its predecessors or for the contemplated offering.

8.	Staff’s Comment: Please identify any material assumptions, risks and uncertainties investors should consider in evaluating the third-party information contained in the prospectus.

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on page 36 to describe the sources used by Euromonitor International to obtain its data.

Summary, page 1

9.	Staff’s Comment: Please also provide the actual Daily Average Grubs and Gross Food Sales data in addition to the pro forma figures.

Response: In response to the Staff’s comment, the Company has revised the disclosure on pages 1 and 35 to clarify that the operating metrics are not presented on a pro forma basis; rather, they reflect the combined results across both the GrubHub Platform and the Seamless Platform.

Securities and Exchange Commission

January 23, 2014

10.	Staff’s Comment: Please provide quantitative or qualitative support for your belief that Americans spent approximately $67 billion on takeout orders. Disclose any material assumptions that you base the estimate upon.

Response: In determining that Americans spent approximately $67 billion on takeout orders (which is defined to include both home delivery and takeout orders), the Company utilized information in the Euromonitor International reports. These reports provide (i) total restaurant spend in 2012, (ii) the percentage of revenue derived from home delivery and takeout for the 100% home delivery/takeaway, cafes/bars, full-service restaurants and fast food consumer foodservice channels (the “selected channels” and each a “selected channel”), and (iii) the percentage of restaurant spend that is attributable to independent restaurants. In addition to using the information provided by Euromonitor, the Company, in calculating the amount spent, relies on the material assumption, which it believes is reasonable, that the percentage of home delivery and takeout orders for independent restaurants was equal to the percentage of revenue from home delivery and takeout for the selected channels, a number derived from the Euromonitor International reports.

Concurrent with this filing, the Company is supplementally providing to the Staff, under separate cover, a chart that explains the basis for the statement that the Company believes that Americans spent approximately $67 billion on takeout orders.

11.	Staff’s Comment: Please clarify whether the number of restaurants on your platform may include a restaurant more than once because the restaurant is on both the GrubHub Platform and the Seamless Platform. If so, please revise the number of restaurants to ensure that a restaurant is included only once.

Response: The Company acknowledges the Staff’s comment and advises the Staff that the Company screens its lists of restaurants on both the Seamless Platform and the GrubHub Platform to remove duplicate entries. The number included in the Registration Statement excludes such duplicate entries. In response to the Staff’s comment, the Company has supplemented the disclosure on page 35 of Amendment No. 1 to clarify this point.

12.	Staff’s Comment: Please tell us what consideration you gave to providing investors with information concerning a threshold of order activity or time frame regarding most recent order activity in determining the number of restaurants that are in your network. In the absence of any such thresholds please include appropriate cautionary language regarding the extent to which restaurants may not have contributed significant order volume, or provided order volume recently, with quantification as available.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 35 to clarify that the Company counts restaurants on its platform by including all restaurants that have an open contract with the Company, regardless of the restaurant’s level of activity on the platform.

Securities and Exchange Commission

January 23, 2014

The Offering, page 7

13.	Staff’s Comment: We note your disclosure that the prospectus assumes the automatic conversion of the convertible Series A Preferred Stock. However, we also note your disclosure on page F-9 that the shares will convert assuming the Company raises at least $30 million. Please revise your disclosures throughout the filing to disclose, if true, that the conversion of the preferred shares will occur if the Company raises at least $30 million.

Response: The Company acknowledges the Staff’s comment and respectfully advises the Staff that it expects the offering proceeds to exceed the threshold that triggers an automatic conversion of the Series A Preferred Stock. Further, the Company has revised the disclosure on page F-9 to properly disclose that the Series A Preferred Stock of the Company automatically converts to common stock if the Company raises at least $60 million, rather than the previously disclosed $30 million.

Risk Factors

“We compete primarily with the traditional offline ordering process. . .,” page 19

14.	Staff’s Comment: Briefly explain that the agreement with the New York Attorney General’s office required you to waive exclusive arrangements with restaurants in Manhattan until early 2015 and to refrain from entering into any such agreements until that time. Also briefly discuss the potential adverse consequences of this arrangement on your operations. Please cross reference a page of the body of the prospectus where you disclose the material terms of this agreement and discuss how the agreement has or may impact your business.

Response: In response to the Staff’s comment, the Company has supplemented the disclosure on page 19 to include the material terms of the agreement with the New York Attorney General’s office (for purposes of this response, the “Agreement”). The Company also intends to file the Agreement as an exhibit to the Registration Statement.

The Company respectfully advises the Staff that it does not believe the Agreement will adversely impact the Company’s operations or its business because (i) the Seamless Platform had not previously enforced any exclusivity provision with any restaurant; (ii) the Seamless Platform had ceased including exclusivity provisions in new agreements with restaurants as of the summer of 2012, prior to its entry into the Agreement and (iii) the GrubHub Platform has never included any exclusivity provision in its agreements with restaurants.

Securities and Exchange Commission

January 23, 2014

“Our business is subject to a variety of U.S. laws. . .,” page 23

15.	Staff’s Comment: Please clarify how the laws of the European Union would be applicable to your business.

Response: The Company acknowledges the Staff’s comment and respectfully advises the Staff that the Company is subject to the laws of the European Union because the Company operates its business in the United Kingdom, as disclosed on page 80. The Company believes that additional disclosure with respect to how the laws of the European Union apply to the Company would not be helpful to an investor because the revenues attributable to the European Union are immaterial. The revenues attributable to the European Union are disclosed in more detail in the Company’s response to comment 47.

16.	Staff’s Comment: We note that you are in the process of designing and implementing improved processes and controls to remediate this weakness. Please describe the specific steps you are taking, including the expected duration of the remediation and any material costs you have or expect to incur in connection with remediating the weakness.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 30 to describe the specific steps the Company is taking to remediate the weakness.

Special Note Regarding Forward-Looking Statements, page 33

17.	Staff’s Comment: You caution investors not to place undue reliance on forward-looking statements. Please revise this statement to eliminate any implication that investors are not entitled to rely on the information included in your registration statement.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 33 to eliminate any implication that investors are not entitled to rely on the information included in the prospectus.

Dilution, page 38

18.	Staff’s Comment: Please provide the consideration paid for and number of shares purchased by existing stockholders, as that information does not appear to be excludable in reliance upon Rule 430A.

Securities and Exchange Commission

January 23, 2014

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 41 to include the historical consideration paid for and number of shares purchased by existing stockholders.

Unaudited Pro Forma Financial Information, page 40

19.	Staff’s Comment: Please revise to remove the effects of converting the Preferred Stock into shares of common stock. Since the conversion of your preferred stock is contingent upon completion of your IPO, it does not appear that this adjustment meets the criteria of Rule 11-02(b)(6) of Regulation S-X. Specifically, the conversion of your preferred stock does not appear to be directly attributable to the transaction (i.e., acquisition of Grubhub, Inc.).

Response: In response to the Staff’s comment, the Company has revised the basis of presentation disclosure on page 43 related to the Unaudited Pro Forma Condensed Statement of Operations presented. The revised disclosures have been made to indicate that the weighted average number of shares outstanding used to calculate the pro forma basic earnings per share reflect only the common shares outstanding. Moreover, the pro forma basic earnings per share assumes that the common shares issued as part of the Merger were issued as of the beginning of the fiscal year (period) presented.

The revised disclosure indicates that the weighted average number of shares outstanding used to calculate the pro forma diluted earnings per share reflect the common and preferred shares outstanding as a result of the Merger and assumes conversion as of the beginning of the fiscal year (period) presented.

The Company has reviewed the provisions of Rule 11-02(b)(6) of Regulation S-X and believes that the weighted average shares outstanding used to calculate the pro forma basic and pro forma diluted earnings per share amounts that are included in the Unaudited Pro Forma Condensed Statement of Operations includes only those adjustments which give effect to events and circumstances that are (i) directly attributable to the transaction, (ii) expected to have a continuing impact on the registrant, and (iii) factually supportable.

20.	Staff’s Comment: We note your disclosure for adjustment (D) indicates that a pro forma adjustment for income taxes was not required for the year ended December 31, 2012. Please explain your basis for not adjusting the 2012 tax amounts.

Response: The Company acknowledges the Staff’s Comment and respectfully submits that the the Company incurred approximately $813,000 of primarily foreign and New York City income taxes in the fiscal year ended December 31, 2012. There was an immaterial amount of federal income tax expense for the last two months of fiscal year 2012, during which time the Company was a C-Corporation for tax purposes.

Securities and Exchange Commission

January 23, 2014

The combined pre-tax income (loss) of GrubHub Seamless Inc. and GrubHub, Inc. was a pre-tax loss for fiscal year 2012. After giving effect to the fiscal year 2012 pro forma adjustments, the pre-tax loss increased for the year. The foreign and New York City income tax amounts would not have been affected by the combination, and the amount of the Federal income tax would not have changed by a material amount. Since the overall pro forma tax adjustment would be immaterial, we did not include it for fiscal year 2012.

In response to the Staff’s comment, the Company has supplemented the disclosure to footnote (D) on page 46 to clarify this point.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Overview, page 48

21.	Staff’s Comment: Please balance your disclosure in this section by discussing the key challenges you are facing, such as your ability to realize the benefits of the recent merger, slower rate of growth as you penetrate existing markets, and competition from new market participants, among others. See Item 303(a) of Regulation S-K, and for guidance, refer to Section III.A of SEC Release No. 33-8350.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 53 to balance the disclosure in this section by including several key challenges the Company faces.

22.	Staff’s Comment: Please discuss the impact the merger has had on your commission rates. In particular, please discuss whether one platform offered lower commission rates prior to the merger, and how you expect any differences in commission rates may impact your results of operations going forward.

Response: In response to the Staff’s comment, the Company has supplemented the disclosure on page 53 to disclose that the Merger caused the Company’s overall average commission rate to decrease by less than one percent of Gross Food Sales.

23.	Staff’s Comment: You state that certain restaurants pay higher rates to receive better exposure, which has resulted in higher overall commission rates for you. Please provide quantitative data regarding the frequency and amounts that restaurants pay higher rates for better exposure, as well as the impact on your operations.

Securities and Exchange Commission

January 23, 2014

Response: The Company acknowledges the Staff’s comment and respectfully submits that the existing disclosure includes all the material factors that are relevant to investors, including the existence of price differentiation among the restaurants and the ability to calculate the average of the commission rates paid to the Company. Further, the Company believes that disclosure of additional detail would provide competitors and others with insights into the Company’s commission rates that would be competitively harmful to the Company.

Key Business Metrics

Gross Food Sales, page 51

24.	Staff’s Comment: Please revise here, and throughout your filing, to clarify that you only receive a percentage of gross food sales.

Response: In response to the Staff’s comment, the Company has revised the disclosure throughout the prospectus to clarify that the Company only receives a percentage of Gross Food Sales.

Liquidity and Capital Resources, page 59

25.	Staff’s Comment: We note from your disclosure that you believe that the proceeds from this offering together with your existing cash balances will be sufficient to meet your cash requirements for at least the next 12 months. Please revise to disclose the minimum period of time that you will be able to conduct planned operations using only currently available capital resources without regard to the proceeds you expect to receive from the offering. We refer you to Item 303(a)(1) of Regulation S-K and Instructions 2 and 3 to Item 303(a) of Regulation S-K for additional guidance.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 63 to disclose that it believes its currently available capital resources, without regard to the proceeds expected to be received from the offering, will be sufficient to meet its cash requirements for at least the next 12 months.

Critical Accounting Policies and Estimates, page 63

26.

Staff’s Comment: We note that goodwill is significant to your total assets as of December 31, 2012 and September 30, 2013. Therefore, please include a discussion regarding your evaluation of goodwill for impairment as a critical accounting policy and estimate. Please ensure your disclosure includes a description of the methods and key assumptions used to determine the fair value of your reporting unit(s). Also, please

Securities and Exchange Commission

January 23, 2014

clarify whether you have determined that the estimated fair value substantially exceeds the carrying value of your reporting unit(s) and if so please revise to disclose this determination. To the extent that your reporting unit(s) has an estimated fair value that is not substantially in excess of the carrying value and is at potential risk of failing step one of your goodwill impairment analysis, please tell us and disclose the following:

•	the percentage by which the fair value of the reporting unit(s) exceeded the carrying value as of the date of most recent test;

•	the degree of uncertainty associated with the key assumptions used in determining the fair value of your reporting unit; and

•	the potential events and/or changes in circumstances that could reasonably be expected to negatively affect the key assumptions used in determining fair value.

See Item 303(a)(3)(ii) of Regulation S-K, and for guidance, refer to Section V of SEC Release No. 33-8350.

Response: In response to the Staff’s comment, the Company has revised the disclosure on pages 71 and 72 to add a discussion regarding the Company’s evaluation of goodwill for impairment as a critical accounting policy.

Stock-Based Compensation, page 64

27.	Staff’s Comment: Your disclosure under the table on page 67 refers to the “individual valuation discussions below” however we are unable to locate such disclosure. Please advise. Please revise to disclose the following information related to issuances of equity instruments:

•	Quantify the significant assumptions used in determining the fair value of the underlying stock. For example, please revise to disclose the assumptions used to determine your enterprise value and those used in the OPM and PWERM models including, but not limited to, growth rates, discount rates, market multiples, lack of marketability discounts and probabilities;

•

Discuss the significant factors contributing to the difference in the fair value determined between each grant date. This reconciliation should describe significant intervening events within the company and changes in assumptions as well as weighting and selection of valuation methodologies employed that explain the changes in the fair value of the underlying stock up to the filing of the registration statement. Also, when your estimated IPO price is known and included in your

Securities and Exchange Commission

January 23, 2014

registration statement, please reconcile and explain the difference between the fair value of the underlying stock as of the most recent valuation date and the midpoint of your IPO offering range.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 71 of Amendment No. 1 to identify that the individual valuation discussions appear above the referenced sentence. The Company acknowledges the Staff’s comment on the information related to issuances of equity instruments and respectfully advises the Staff that the significant assumptions used in determining the fair value of the underlying stock appear on page 68 of Amendment No. 1, and the significant factors contributing to the difference in the fair value appear on page 69 of Amendment No. 1.

The Company will reconcile and explain the difference between the fair value of the underlying stock as of the most recent valuation date and the midpoint of the Company’s initial public offering price range, when available.

28.	Staff’s Comment: We note your discussion on page 66 regarding the guideline companies used in the market approach. Please confirm that the same set of comparable companies is used in all of your various valuation estimates and update your disclosure accordingly. For example, we note your disclosure on page 64 that your expected volatility for stock-based awards is derived from the historical volatility of publicly traded comparable companies. Also, describe any changes to the set of comparable companies used in your valuations and explain the reasons for such changes.

Response: The Company acknowledges the Staff’s comment and respectfully advises the Staff that the same set of guideline public companies was utilized for both the common stock valuation and the expected volatility estimate for the valuation of the stock-based compensation awards. In August 2013, the set of guideline public companies was revised to reflect the size, growth, and risk of the Company in connection with the Merger. Additionally, the Company determined that it was more appropriate to compare the Company to other Internet services, instead of other Internet retailers, given the Company’s focus on providing online and mobile food ordering services for restaurants and customers. In response to the Staff’s comment, the Company has revised the disclosure on page 69 to clarify this point.

Below is a list of the guideline public companies selected before and after August 2013.

Pre-Merger Guideline Public Companies

•	Netflix, Inc. (NasdaqGS:NFLX)

•	OpenTable, Inc. (NasdaqGS:OPEN)

•	1-800-Flowers.com Inc. (NasdaqGS:FLWS)

Securities and Exchange Commission

January 23, 2014

•	Blue Nile Inc. (NasdaqGS:NILE)

•	eBay Inc. (NasdaqGS:EBAY)

•	Overstock.com Inc. (NasdaqGM:OSTK)

•	Shutterfly, Inc. (NasdaqGS:SFLY)

•	Vistaprint N.V. (NasdaqGS:VPRT)

Post-Merger Guideline Public Companies

•	IntraLinks Holdings, Inc. (NYSE:IL)

•	OpenTable, Inc. (NasdaqGS:OPEN)

•	Responsys, Inc. (NasdaqGS:MKTG)

•	Envestnet, Inc. (NYSE:ENV)

•	LogMeIn, Inc. (NasdaqGS:LOGM)

•	Synacor, Inc. (NasdaqGM:SYNC)

•	Yelp Inc. (NYSE:YELP)

•	Cornerstone OnDemand, Inc. (NasdaqGS:CSOD)

•	Zillow, Inc. (NasdaqGS:Z)

•	Bazaarvoice, Inc. (NasdaqGS:BV)

•	Brightcove Inc. (NasdaqGS:BCOV)

•	Carbonite Inc. (NasdaqGM:CARB)

•	Angie’s List, Inc. (NasdaqGM:ANGI)

•	SPS Commerce, Inc. (NasdaqGS:SPSC)

•	Millennial Media Inc. (NYSE:MM)

29.	Staff’s Comment: Please revise your disclosure to include the intrinsic value of all outstanding vested and unvested options based on the difference between the estimated IPO price and the exercise price of the options outstanding as of the most recent balance sheet date included in the registration statement.

Response: In response to the Staff’s Comment, the Company has revised the disclosure on page 71 to include the intrinsic value of all outstanding vested and unvested options based on the difference between the estimated IPO price and the exercise price of the options outstanding as of the most recent balance sheet date. The Company will fill in this disclosure when the estimated IPO price becomes available.

30.	Staff’s Comment: Based on the table on page 67, it appears that a total of 6,994,444 options were granted in January and August 2013. However, we note that the table on page F-24 indicates that 7,339,564 options were granted in the nine months ended September 30, 2013. Please revise the table on page 67 to reflect all options granted in the period ended September 30, 2013. This table should also be revised to include any options or other equity instruments granted subsequent to the balance sheet date through the date of the registration statement.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 71 to reflect all options granted for the nine months ended September 30, 2013 and all options or other equity instruments granted subsequent to the balance sheet date through the date of Amendment No. 1. The Company respectfully advises the Staff that the previous difference between the total options disclosed in the table on page 71 and the table on page F-24 related to the exclusion of 345,120 shares from the table on page 71. The Company had previously excluded the shares from the table on page 71 because the shares contained repurchase provisions and were accounted for as substantive option grants. To clarify this point, the Company has revised the total options that have been issued through September 30, 2013 in the table on Page 71 to include the 345,120 shares. Additionally, the Company updated the disclosure on page 71 to reflect options issued through December 31, 2013.

Securities and Exchange Commission

January 23, 2014

31.	Staff’s Comment: Please revise your disclosures in the table on page 67 to differentiate the replacement options issued in connection with the GrubHub, Inc. acquisition from those issued in the ordinary course of business. Please also revise to disclose the intrinsic value at each grant.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 71 to differentiate the replacement of options issued in connection with the Merger from those issued in the ordinary course of business. The Company has supplemented the table on page 71 to disclose the intrinsic value at each grant.

32.	Staff’s Comment: Please tell us your proposed IPO price, when you first initiated discussions with underwriters, and when the underwriters first communicated their estimated price range and amount for your stock.

Response: The Company acknowledges the Staff’s comment and advises the Staff that, while the Company first held discussions with the underwriters for the purpose of engaging them for the proposed offering in November 2013, the underwriters did not provide the Company with a valuation of the Company at that time, and have not provided the Company with a valuation since such date. The Company will advise the Staff of the proposed IPO price range as promptly as practicable when it is available.

33.	Staff’s Comment: Continue to provide us with updates to the requested information for all equity related transactions subsequent to this request through the effective date of the registration statement.

Response: In response to the Staff’s comment, the Company has updated the disclosure of equity grants on page 71 and confirms that it will continue to update its disclosure for all equity related transactions, including any options, warrants, or convertible note or preferred stock issuances through the effective date of the Registration Statement, if applicable.

34.	Staff’s Comment: For any options granted or other share-based issuances or modifications subsequent to the most recent balance sheet date presented in the registration statement, if material, please revise your disclosure to include the expected impact the additional grants will have on your financial statements.

Response: The Company acknowledges the Staff’s comment and respectfully advises the Staff that the expected additional grants will not have a material impact on the Company’s financial statements.

Securities and Exchange Commission

January 23, 2014

Executive Compensation

2013 Summary Compensation Table, page 87

35.	Staff’s Comment: In your response letter please provide an analysis supporting your apparent conclusion that the compensation of the chief executive officer that served prior to the merger on August 8, 2013, is not required to be disclosed. Also, provide us information regarding any former Seamless executives who would have been among the two most highly compensated employees for the year, but for the fact they no longer served as executive offers at the end of the year. If so, please provide an analysis supporting any conclusion that inclusion of the compensation of those executives in the table is not required.

Response: In response to the Staff’s comment, the Company plans to add executive compensation disclosure related to Jonathan Zabusky in a subsequent amendment to the Registration Statement. There are no former Seamless executives that would have been among the two most highly compensated employees for the year, but for the fact they no longer served as executive officers at the end of the year. The two most highly compensated employees, other than Messrs. Maloney and Zabusky, for the year ended December 31, 2013 year were Messrs. DeWitt and Evans.

36.	Staff’s Comment: Please briefly explain the achievements or other factors that impacted the amounts of the options awarded to executives. See Item 402(b) of Regulation S-K.

Response: In response to the Staff’s comment, the Company has supplemented the disclosure on pages 93 and 94 with respect to the Outstanding Equity Award table by adding a footnote for each NEO, which describes the circumstances and factors relevant to the equity grants that were made in 2013.

NEO Employment Agreements, page 88

37.	Staff’s Comment: While you have noted that the employment agreements with your named executive officers are filed as exhibits to the registration statement, they have not been filed, and they have not been listed in your exhibit index. Please file the employment agreements with each of your named executive officers as exhibits to your registration statement. Refer to Item 601(b)(10) of Regulation S-K. In addition, you have qualified your summaries of the employment agreements by referring investors to the agreements filed as exhibits with the registration statement. Please revise your disclosure to eliminate the phrase “in its entirety.”

Securities and Exchange Commission

January 23, 2014

Response: In response to the Staff’s comment, the Company plans to submit the employment agreements with each of the Company’s named executive officers as exhibits to the Registration Statement in a subsequent amendment to the Registration Statement. The Company has revised the disclosure on page 94 of Amendment No. 1 to remove the phrase, “in its entirety.”

2013 Omnibus Incentive Plan, page 92

38.	Staff’s Comment: While you have noted that the 2013 Omnibus Incentive Plan is filed as an exhibit to the registration statement, it has not been filed, and it has not been listed in your exhibit index. Please file the plan as an exhibit to your registration statement. Consistent with a preceding comment, please revise your disclosure to eliminate the phrase “in its entirety.”

Response: In response to the Staff’s comment, the Company plans to submit the 2013 Omnibus Incentive Plan as an exhibit to the Registration Statement in a subsequent amendment to the Registration Statement. Additionally, the Company has revised the disclosure on page 98 of Amendment No. 1 to remove the phrase “in its entirety.”

Principal and Selling Stockholders, page 97

39.	Staff’s Comment: Please clarify whether “WP IX LLC” is Warburg Pincus IX LLC.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 103 to correct that WP IX GP is the correct defined term to reference Warburg Pincus IX LLC, rather than WP IX LLC.

40.	Staff’s Comment: Footnotes 9, 10 and 13 contain disclaimers of beneficial ownership. For the purposes of Rule 13d-3(a) of the Exchange Act, beneficial ownership is not determined based on pecuniary interest. Please revise each footnote to the table accordingly or tell us why such a disclaimer is appropriate.

Response: In response to the Staff’s comment, the Company has revised the disclosure on pages 103 and 104 to remove the referenced disclaimers.

Description of Capital Stock

Common Stock, page 100

41.	Staff’s Comment: We note your statement that all outstanding shares of common stock are, and all shares of common stock to be issued pursuant to this offering will be, fully paid and non-assessable. Because this is a legal conclusion, please either attribute the statement to legal counsel or remove it.

Securities and Exchange Commission

January 23, 2014

Response: In response to the Staff’s comment, the Company has removed this statement from the Registration Statement.

Where You Can Find Additional Information, page 117

42.	Staff’s Comment: Please remove the phrase “in all respects,” as your descriptions of these exhibits within your prospectus should satisfy applicable disclosure requirements.

Response: In response to the Staff’s comment, the Company has removed the referenced phrase from the Registration Statement.

Consolidated Financial Statements of GrubHub Seamless Inc.

Consolidated Statements of Operations, page F-4

43.	Staff’s Comment: We note that you do not present a “cost of revenue” line item on your statement of operations. Please quantify the charges for telephone calls and facsimiles to restaurants and any other costs deemed to be cost of revenue for the periods presented.

Response: The telephone and facsimile costs incurred by the Company during the nine months ended September 30, 2013 are de minimis. Concurrent with this filing, the Company is supplementally providing to the Staff, under separate cover, a schedule detailing the telephone and facsimile costs. Such costs are driven by an automated system without the intervention of employees as part of the ordering process. The Company has identified these as costs of providing service, but does not believe it incurs any other significant costs that it would include in a “cost of revenue” presentation. As a result, the Company does not believe it has expenses directly attributable to generating revenue that are material enough to present a “cost of revenue” line item separately.

The Company respectfully advises the Staff that it does not believe it has any direct competitors that file public financial statements. In developing a financial statement presentation that would most fairly present the Company’s performance and be most helpful to investors analyzing the business, the Company evaluated a number of companies in the Internet and Retail industries. Of these, the Company believes that OpenTable is most similar to the Company’s business.

OpenTable, like the Company, is a two-sided network that connects restaurants and diners. Where the Company enables diners to order takeout from restaurants, OpenTable

Securities and Exchange Commission

January 23, 2014

enables diners to make dining reservations at restaurants. Like the Company does when a diner places an order for takeout, OpenTable generates incremental revenues from restaurants when a diner makes a reservation. OpenTable, also like the Company, is free for diners. As a result of these similarities in the business models, the Company believes that presenting its financial results in a presentation similar to Open Table would be most helpful to investors. Open Table’s statement of operations presents a “Costs and expenses” presentation and the Company has designed its statement of operations presentation in a similar manner.

2. Summary of Significant Accounting Policies

Unaudited Pro Forma Balance Sheet and Net Income per Share Attributable to Common Stockholders, page F-9

44.	Staff’s Comment: We note your reference to the “unaudited pro forma balance sheet” however we are unable to locate such pro forma balance sheet. Please advise.

Response: In response to the Staff’s comment, the Company has removed references to “pro forma” on page F-9.

Revenue Recognition, page F-14

45.	Staff’s Comment: We note that you recognize revenue primarily when diners place an order on your platform. If there are any issues with an order after it is placed, such as a customer canceling the order, issues with processing the order or delivery issues with the restaurant, among others, please tell us if you would be required to provide the diners and/or restaurants with a partial or full refund. If so, tell us how you account for refund rights and disclose this information to the extent it is material.

Response: The Company respectfully acknowledges the comment and advises the Staff that the Company sometimes issues full or partial refunds to diners when there are issues with an order after it is placed. The Company accrues for actual and future refunds based on historical experience. Any reserves established for refunds are charged against revenue and thus revenue is reported net of those refunds. The Company advises the Staff that the amounts of full and partial refunds granted during each of the prior periods has not been material to the Company’s results of operations and that the amount of “refund rights” that carry over reporting periods is immaterial.

46.

Staff’s Comment: We note your disclosure on page 74 regarding the OrderHub and Boost tablet. Please tell us whether you recognize revenue from the sale of these tablets and if so tell us how much revenue has been recognized in the periods presented. Tell us

Securities and Exchange Commission

January 23, 2014

how revenue is recognized for the sale of the tablets and tell us whether the tablets are included in multiple element arrangements and how you considered ASC 605-25. As part of your response, please tell us how you considered separately disclosing product revenue in the statements of operations in accordance with Rule 5-03(b)(1) of Regulation S-X.

Response: The Company respectfully acknowledges the Staff’s comment and advises the Staff that The Company has provided OrderHub and Boost tablets to selected restaurants to provide the Company the ability to monitor orders, and to provide consumers with order delivery information and other valuable information to improve the customer service experience. The Company has never sold or charged a fee for use of the OrderHub and Boost tablets. Accordingly, the Company has not recognized any revenues related to the use of the OrderHub and Boost tablets by restaurants.

The Company has not changed its fee structure with restaurants to reflect the usage of an OrderHub or Boost tablet. As discussed above, the Company has not charged restaurants either directly or indirectly for the use of these tablets. Accordingly, multiple element arrangements discussed under ASC 605-25 is not applicable.

Segments, page F-15

47.	Staff’s Comment: Given your disclosure of foreign source income on page F-25 it would appear that you derive revenue from foreign countries. Please tell us how you considered ASC 280-10¬ 50-41 which requires disclosure of revenue attributed to foreign countries.

Response: The Company respectfully acknowledges the Staff’s comment and advises the Staff that the Company considered the disclosure requirements of ASC 280-10-50-41 and determined that the revenues attributable to a foreign country were not material and as a result, were not disclosed. The Company has foreign revenues from the United Kingdom only. The Company is supplementally providing to the Staff, under separate cover, a schedule showing those revenues and the related percentages to total revenue, which supported the Company’s conclusion.

3. Acquisitions

GrubHub, Inc., page F-17

48.	Staff’s Comment: We note your disclosure on page F-17 regarding the fair value of the equity issued to GrubHub, Inc. Please quantify the number of shares issued to GrubHub, Inc. and the respective fair value per share. Also, please describe for us, in greater detail, how you determined the fair value of these shares.

Securities and Exchange Commission

January 23, 2014

Response: The Company acknowledges the Staff’s comment and respectfully submits that it issued 46,636,914 shares of common stock and 16,196,845 shares of preferred stock to GrubHub, Inc. stockholders. The fair value of the shares issued, unadjusted for a discount for lack of marketability, was $6.71 per share (which excludes the conversion of any options).

The Company obtained a valuation analysis prepared by an independent third-party valuation firm to assist it with the determination of the fair value of the non-cash consideration given, the assets acquired and the liabilities assumed of GrubHub, Inc. as of August 8, 2013. Upon completion of the Merger, the Company obtained a valuation analysis prepared by an independent third-party valuation firm to assist it with the determination of the fair value of the common stock of the merged entity.

The valuation analyses, in accordance with ASC 820, employed highest and best use concepts to determine fair values, market and income approaches to estimate intangible assets.

Under the income approach, specifically the discounted cash flow (“DCF”) method, forecast cash flows are discounted to the present value at a risk-adjusted discount rate. The valuation analyses determine discrete free cash flows over several years based on forecast financial information provided by the Company’s management and a terminal value for the residual period beyond the discrete forecast, which are discounted at our estimated weighted average cost of capital to estimate the Company’s enterprise value.

Under the market approach there are three standard methodologies: (i) the guideline public company method, (ii) the guideline transaction method, and (iii) the subject company transaction method. The guideline public company method involves selecting publicly traded companies with similar financial and operating characteristics as the Company, and calculating valuation multiples based on the guideline public company’s financial information and market data. Based on the observed valuation multiples, an appropriate multiple was selected to apply to our financial statistics. The guideline transaction method involves selecting sale transactions of companies with similar financial and operating characteristics as the Company and calculating valuation multiples based on the acquisition price and the acquired company’s financial information.

Based upon the valuation analysis conducted, the fair value of the acquired assets of GrubHub, Inc., as of August 8, 2013, was $421.5 million.

In response to the Staff’s comment, the Company has supplemented the disclosure in Note 3 on page F-17 of Amendment No. 1.

Securities and Exchange Commission

January 23, 2014

9. Income Taxes, page F-25

49.	Staff’s Comment: We note that you have foreign source income. Please tell us in which foreign countries you have subsidiaries and tell us:

•	if you have undistributed earnings that are indefinitely reinvested;

•	the amount of the undistributed earnings of foreign subsidiaries that are considered to be “reinvested” as of December 31, 2012;

•	what consideration you gave to providing this quantitative disclosure in your filing; and

•	how you considered disclosing the amount of the unrecognized deferred tax liability or include a statement that such determination is not practicable. We refer you to FASB ASC 740-30-50-2.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page F-27 to clarify that it has not recorded any United States income tax on the accumulated earnings of its UK subsidiary, Seamless Europe Ltd., as the Company intends to permanently reinvest those earnings in its future operations in that country.

50.	Staff’s Comment: We note your disclosure regarding open federal and state tax examinations on page F-27. Please revise to disclose the tax years that remain subject to examination by foreign tax jurisdictions. See ASC 740-10-50-15(e).

Response: In response to the Staff’s comment, the Company has revised the disclosure on page F-27 to disclose the tax years that remain subject to examination.

13. Subsequent Event, page F-29

51.	Staff’s Comment: Please revise to disclose the date through which you evaluated subsequent events and whether that date represents the date the financial statements were issued or available to be issued. Refer to ASC 855-10-50.

Response: In response to the Staff’s comment, the Company has revised the disclosure to Note 13 on page F-29 to include the requested date.

Securities and Exchange Commission

January 23, 2014

Item 15. Recent Sales of Unregistered Securities, page II-2

52.	Staff’s Comment: Please add disclosure regarding the equity and replacement awards issued in connection with the merger.

Response: In response to the Staff’s comment, the Company has supplemented the disclosure on page II-2 of the prospectus.

Item 16. Exhibits and Financial Statement Schedules, page II-6

53.	Staff’s Comment: Please file all exhibits as soon as possible. We will review these documents and may have additional comments. In particular, please tell us what consideration you have given to filing the reorganization and contribution agreement, stockholders’ agreement, the indemnity agreement with Aramark Holdings and your agreement with the New York Attorney General.

Response: The Company acknowledges the Staff’s request for all required exhibits to be filed and will file such exhibits in a timely manner in a subsequent filing. The Company respectfully advises the Staff that it plans to file the stockholders’ agreement, the reorganization and contribution agreement, the indemnity agreement with Aramark Holdings and the agreement with the New York Attorney General in a subsequent filing.

We hope that the foregoing has been responsive to the Staff’s comments. If you have any questions related to this letter, please contact me at (212) 446-4943 or my colleague Michael Kim at (212) 446-4746.

Sincerely,

/s/ Joshua Korff
Joshua Korff, P.C.

cc: Ms. Margo Drucker